Average Annual Total Returns - A C I Shares - JPMorgan Realty Income Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(9.27%)	3.26%	7.34%	(10.34%)	1.76%	5.82%	(5.09%)	2.06%	5.34%	(5.78%)	3.85%	7.47%	(3.99%)	4.70%	8.29%	(7.57%)	4.84%	8.30%